UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 2.0%
Securitized Asset Backed Receivables LLC Trust(a):
Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 2.55%, 01/25/35	$585	$572,863
Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.43%), 2.30%, 10/25/35	1,025	1,016,241

Total Asset-Backed Securities — 2.0% (Cost — $1,531,397)		1,589,104

Non-Agency Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 3.73%, 11/25/33(b)	71	71,793
Bear Stearns ALT-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.74%), 2.61%, 11/25/34(a)	53	52,483

		124,276
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	170	38,861

Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost — $134,199)		163,137

Preferred Securities — 2.5%

Capital Trust — 2.5%
Electric Utilities — 2.5%
PPL Capital Funding, Inc., Series A, 4.97%, 03/30/67(c)	2,000	1,987,500

Total Preferred Securities — 2.5% (Cost — $1,980,520)		1,987,500

U.S. Government Sponsored Agency Securities — 60.2%

Agency Obligations — 4.6%
Federal Farm Credit Bank, 4.55%, 06/08/20	3,500	3,656,656

Collateralized Mortgage Obligations — 4.1%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 08/25/43	1,117	1,132,512
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	698	706,670

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 04/16/39(b)	$1,449	$1,450,820

		3,290,002
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 02/25/27	984	75,945
Series 2012-47, Class NI, 4.50%, 04/25/42	1,022	231,855
Ginnie Mae Mortgage-Backed Securities:
Series 2006-30, Class IO, 2.30%, 05/16/46(b)	247	15,008
Series 2009-78, Class SD, (1 mo. LIBOR + 6.20%), 4.38%, 09/20/32(a)	1,129	109,736
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.68%, 12/16/39(a)	325	42,258
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 4.88%, 04/16/41(a)	3,200	507,150

		981,952
Mortgage-Backed Securities — 50.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 04/01/28	4,428	4,371,430
3.00%, 06/01/42 - 04/01/43	5,844	5,753,366
3.50%, 08/01/26 - 08/01/44	9,376	9,498,467
4.00%, 04/01/24 - 02/01/41	8,085	8,365,553
4.50%, 04/01/39 - 08/01/40	5,644	5,962,848
5.00%, 11/01/33 - 02/01/40	2,918	3,156,014
5.50%, 10/01/23 - 09/01/36	2,453	2,690,305
6.00%, 02/01/36 - 03/01/38	428	479,016
Freddie Mac Mortgage-Backed Securities, 4.50%, 05/01/34	149	156,352
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	4	4,599

		40,437,950

Total U.S. Government Sponsored Agency Securities — 60.2% (Cost — $48,122,775)		48,366,560

U.S. Treasury Obligations — 50.0%
U.S. Treasury Bonds, 4.38%, 05/15/41	5,100	6,347,309
U.S. Treasury Notes:
1.38%, 04/30/20(d)	13,500	13,241,074
1.50%, 05/31/20	1,300	1,277,352
3.13%, 05/15/21	6,500	6,635,078

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Notes (continued):
2.00%, 11/30/22	$3,500	$3,416,464
2.00%, 02/15/25	6,000	5,741,016
2.25%, 11/15/25	2,800	2,710,203
1.63%, 02/15/26	900	830,320

Total U.S. Treasury Obligations — 50.0% (Cost — $40,329,108)		40,198,816

Total Long-Term Investments — 114.9% (Cost — $92,097,999)		92,305,117

	Shares
Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%,(e)(f)	983,215	983,215

Value
Total Short-Term Securities — 1.2% (Cost — $983,215)	$983,215

Options Purchased — 0.8% (Cost — $389,164)	642,163

Total Investments Before Options Written — 116.9% (Cost — $93,470,378)	93,930,495

Options Written — (1.1)% (Premiums Received — $655,651)	(861,540)

Total Investments, Net of Options Written — 115.8% (Cost — $92,814,727)	93,068,955
Liabilities in Excess of Other Assets — (15.8)%	(12,718,905)

Net Assets — 100.0%	$80,350,050

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,981,656	(998,441)	983,215	$983,215	$5,365	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	1.91%	12/28/17	Open	$13,365,000	$13,414,673	U.S. Treasury Obligations	Open/Demand

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Portfolio Abbreviations

LIBOR — London Interbank Offered Rate

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Government Fund, Inc. (EGF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	5	06/29/18	$572	$(1,636)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	81,033,750	AUD	945,000	Goldman Sachs International	04/23/18	$36,623
CAD	767,988	AUD	760,000	HSBC Bank PLC	06/20/18	13,149
CAD	403,362	EUR	250,000	Royal Bank of Canada	06/20/18	4,182
CAD	801,349	NZD	850,000	HSBC Bank PLC	06/20/18	8,770
CHF	230,000	NOK	1,870,968	JPMorgan Chase Bank N.A.	06/20/18	2,893
EUR	500,000	CHF	584,837	Bank of America N.A.	06/20/18	2,987
EUR	240,000	GBP	210,062	JPMorgan Chase Bank N.A.	06/20/18	1,326
JPY	32,377,692	SEK	2,500,000	Standard Chartered Bank	06/20/18	4,735
NOK	2,330,049	EUR	240,000	Bank of America N.A.	06/20/18	979
NZD	428,573	EUR	250,000	Bank of America N.A.	06/20/18	290
NZD	430,000	JPY	32,716,120	Bank of America N.A.	06/20/18	1,627

						77,561

AUD	380,000	JPY	33,288,570	Citibank N.A.	04/23/18	(21,346)
AUD	245,000	JPY	20,954,318	Goldman Sachs International	04/23/18	(8,983)
AUD	305,000	JPY	26,190,075	Morgan Stanley & Co. International PLC	04/23/18	(12,162)
CHF	292,461	EUR	250,000	Credit Suisse International	04/23/18	(1,633)
EUR	250,000	CAD	404,073	Bank of America N.A.	06/20/18	(4,734)
NOK	1,871,396	CHF	230,000	Royal Bank of Canada	06/20/18	(2,838)
NOK	2,257,291	GBP	210,000	Bank of America N.A.	06/20/18	(6,913)
SEK	4,932,346	EUR	490,000	Deutsche Bank AG	06/20/18	(12,251)
SEK	1,918,286	USD	240,000	Barclays Bank PLC	07/25/18	(8,288)
SEK	1,967,395	USD	240,000	Barclays Bank PLC	07/25/18	(2,356)
SEK	2,894,779	USD	365,000	Goldman Sachs International	07/25/18	(15,336)

						(96,840)

						$(19,279)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Morgan Stanley & Co. International PLC	04/23/18	CHF	1.19	EUR	1,995	$2,504
CAD Currency	Credit Suisse International	05/15/18	CHF	0.75	CAD	3,135	13,834
USD Currency	Goldman Sachs International	07/23/18	SEK	8.40	USD	2,440	31,710

							48,048

Put
AUD Currency	Goldman Sachs International	04/19/18	JPY	85.50	AUD	6,110	221,340
AUD Currency	Goldman Sachs International	04/19/18	JPY	84.00	AUD	6,110	141,056
AUD Currency	Morgan Stanley & Co. International PLC	04/23/18	NZD	1.09	AUD	2,815	46,536
AUD Currency	UBS AG	04/23/18	NZD	1.07	AUD	2,815	21,951
CHF Currency	Credit Suisse International	04/23/18	JPY	113.00	CHF	4,690	84,646
EUR Currency	Credit Suisse International	04/23/18	NZD	1.68	EUR	1,975	5,679
EUR Currency	Goldman Sachs International	04/23/18	NOK	9.60	EUR	3,900	20,255
GBP Currency	Goldman Sachs International	04/23/18	SEK	10.90	GBP	2,590	22
AUD Currency	UBS AG	05/15/18	NZD	1.06	AUD	2,815	15,943
EUR Currency	Goldman Sachs International	05/15/18	JPY	129.00	EUR	1,965	14,386
GBP Currency	Barclays Bank PLC	05/15/18	USD	1.38	GBP	3,445	22,301

							594,115

							$642,163

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 4/27/18	2.80%	Quarterly	6-Month LIBOR, 2.45%	Quarterly	BNP Paribas S.A.	04/27/18	2.80%	USD	15,000	$(100,596)
2-Year Interest Rate Swap, 4/27/18	2.60	Quarterly	6-Month LIBOR, 2.45%	Quarterly	BNP Paribas S.A.	04/27/18	2.60	USD	35,000	(39,659)
30-Year Interest Rate Swap, 4/27/18	2.84	Quarterly	6-Month LIBOR, 2.45%	Quarterly	BNP Paribas S.A.	04/27/18	2.84	USD	5,000	(75,722)
5-Year Interest Rate Swap, 4/27/18	2.72	Quarterly	6-Month LIBOR, 2.45%	Quarterly	BNP Paribas S.A.	04/27/18	2.72	USD	30,000	(98,023)

										$(314,000)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
AUD Currency	Goldman Sachs International	04/19/18	JPY	$84.00	AUD	6,110	$(141,056)
AUD Currency	Goldman Sachs International	04/19/18	JPY	85.50	AUD	6,110	(221,570)
AUD Currency	Morgan Stanley & Co. International PLC	04/23/18	NZD	1.07	AUD	2,815	(21,951)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Options Written (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
AUD Currency	UBS AG	04/23/18	NZD	1.09	AUD	2,815	(46,536)
CHF Currency	Credit Suisse International	04/23/18	JPY	112.00	CHF	7,030	(79,161)
EUR Currency	Credit Suisse International	04/23/18	NZD	1.65	EUR	2,965	(1,368)
EUR Currency	Goldman Sachs International	04/23/18	NOK	9.50	EUR	5,845	(10,702)
GBP Currency	Goldman Sachs International	04/23/18	SEK	10.70	GBP	3,885	—
AUD Currency	UBS AG	05/15/18	NZD	1.05	AUD	2,815	(6,064)
EUR Currency	Goldman Sachs International	05/15/18	JPY	126.00	EUR	2,945	(7,617)
GBP Currency	Barclays Bank PLC	05/15/18	USD	1.35	GBP	5,165	(10,080)
USD Currency	Goldman Sachs International	07/23/18	SEK	7.50	USD	2,440	(1,435)

							$(547,540)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Government Fund, Inc. (EGF)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,589,104	$—	$1,589,104
Preferred Securities	—	1,987,500	—	1,987,500
Non-Agency Mortgage-Backed Securities	—	163,137	—	163,137
U.S. Government Sponsored Agency Securities	—	48,366,560	—	48,366,560
U.S. Treasury Obligations	—	40,198,816	—	40,198,816
Short-Term Securities	983,215	—	—	983,215
Options Purchased:
Forward foreign currency exchange contracts	—	642,163	—	642,163

Total	$983,215	$92,947,280	$—	$93,930,495

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$77,561	$—	$77,561
Liabilities:
Foreign currency exchange contracts	—	(644,380)	—	(644,380)
Interest rate contracts	(1,636)	(314,000)	—	(315,636)

Total	$(1,636)	$(880,819)	$—	$(882,455)

(a)	Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, reverse repurchase agreements of $13,414,673 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 21, 2018